FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

29.    FAIR VALUE OF FINANCIAL INSTRUMENTS

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets include, in particular, cash and cash equivalents, trade and other receivables, bank loans to customers, investments (mainly deposits with original maturity of more than three months, originated loans other than bank loans to customers as well as debt securities) and derivative financial assets. Financial liabilities generally substantiate claims for repayment in cash or another financial asset. In particular, this includes bonds, trade and other payables, bank loans, lease obligations and derivative financial liabilities. Financial instruments are recognized as soon as the Group becomes a party to the contractual provision of the instrument.

Financial assets and financial liabilities are recognized initially at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability, except for a financial asset or liability accounted for at fair value through profit or loss, in which case transaction costs are expensed. Subsequently they are measured either at amortized cost or fair value depending on the classification of those assets and liabilities.

Financial assets can be classified as 1) financial assets at amortized cost; 2) financial assets at fair value through other comprehensive income; 3) financial assets at fair value through profit or loss. If the financial assets are held for collecting contractual cash flows in the form of principal and interest on the specified dates, it is classified as carried at amortized cost. If the financial assets are held not only for collecting contractual cash flows in the form of principal and interest on the specified dates, but also for potential sale, they are classified as measured at fair value through other comprehensive income. All other financial assets are classified as measured at fair value through profit or loss.

Financial liabilities can be classified as measured at fair value or at amortized costs. The Group measures its derivative instruments, contingent consideration recognized in business combination as well as liability under put option agreement at fair value. All other financial liabilities of the Group are measured at amortized cost.

Derivative instruments activities–The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current financial assets or liabilities in the consolidated statement of financial position. Cash flows from derivatives are classified according to their nature. The Group reviews related fair value hierarchy classifications on a quarterly basis. The fair value measurement of the Group’s derivative instruments is based on the observable yield curves for similar instruments.

Gains and losses from changes in the fair value of derivative instruments are recorded immediately in profit or loss.

Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

Liability under put option agreement–To optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining non-controlling stakes in newly acquired subsidiaries. Upon initial recognition, the commitment to purchase non-controlling interests is recognized as a financial liability for the present value of the redemption amount, which approximates its fair value. Subsequent changes in the value of the commitment are recognized in profit or loss for the reporting period.

Netting–The Group offsets its financial assets and financial liabilities only if it has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Fair value of financial instruments–Fair value of financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

•	Level 1–Quoted prices in active markets for identical assets or liabilities;
•	Level 2–Observable inputs other than quoted prices in active markets for identical assets and liabilities;
•	Level 3–No observable pricing inputs in the market.

Financial assets and financial liabilities are classified in the three-tier hierarchy based on the lowest level of input that is significant to the fair value measurements. The Group’s assessment of the significance of a particular input to the fair value measurements requires judgment which may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

1.    Financial assets of the Group

	December 31,
	2020	2019
Cash and cash equivalents (Note 15)	85,405	38,070

Trade and other receivables (Note 19)	35,031	39,151

Accounts receivable, related parties (Note 32)	14,189	16,659

Other financial assets:

Financial assets at amortized cost:
Deposits and loans issued	118,594	94,757
Notes	9,583	15,957
Other	2,196	3,520
Total financial assets at amortized cost	130,373	114,234

Financial assets at fair value through profit or loss:
Securities held by MTS Bank	21,824	13,273
Mutual funds	10,699	9,349
Assets in Sistema Capital trust management	10,313	8,195
Cross-currency swaps not designated as hedges	4,508	318
Contingent consideration (Note 12)	2,631	2,013
Embedded derivatives in a lease agreement	562	—
Assets under option agreements	228	—
Currency forwards, swaps and options not designated as hedges	2	52
Total financial assets at fair value through profit or loss	50,767	33,200

Total other financial assets	181,140	147,434

Total financial assets	315,765	241,314
Less current portion	(227,338)	(159,084)

Total financial assets, non-current	88,427	82,230

2.     Financial liabilities of the Group

	December 31,
	2020	2019
Trade and other payables	56,017	71,808

Accounts payable, related parties (Note 32)	3,146	558

Other financial liabilities:

Financial liabilities at amortized cost:
Bank and other loans (Note 25)	221,113	159,384
Notes (Note 25)	208,155	183,935
Bank deposits and liabilities (Note 31)	167,677	137,952
Lease obligations (Note 26)	150,814	155,308
Total financial liabilities at amortized cost	747,759	636,579

Financial liabilities at fair value through profit or loss:
Contingent consideration and other liabilities	1,068	917
Liabilities under option agreements	55	73
Cross-currency swaps not designated as hedges	—	955
Currency forwards and swaps not designated as hedges	—	366
Interest rate swaps not designated as hedges	—	68
Total financial liabilities at fair value through profit or loss	1,123	2,379

Total other financial liabilities	748,882	638,958

Total financial liabilities	808,045	711,324
Less current portion	(276,368)	(296,911)

Total financial liabilities, non-current	531,677	414,413

The fair value measurement of the Group’s derivative instruments and investments in Sistema Capital trust management is based on the observable yield curves for similar instruments and represents the estimated amount the Group would receive or pay to terminate these agreements at the reporting date, taking into account current interest rates, foreign exchange spot and forward rates. The investment in mutual investment funds is measured at fair value of the Group’s share in net assets of funds.

The table below presents the fair value of financial instruments carried at fair value within the statement of financial position:

	Level of	December 31,
	inputs	2020	2019
Assets
Securities held by MTS Bank	Level 1	21,824	13,273
Derivative instruments	Level 2	4,510	370
Cross-currency swaps		4,508	318
Currency forwards, swaps and options		2	52
Mutual investment funds, managed by Sistema Capital (Note 16)	Level 2	10,699	9,349
Assets in Sistema Capital trust management (Note 16)	Level 2	10,313	8,195
Embedded derivatives in a lease agreement	Level 2	562	—
Contingent consideration	Level 3	2,631	2,013
Assets under option agreements	Level 3	228	—

Liabilities
Derivative instruments	Level 2	—	(1,389)
Cross-currency interest rate swaps		—	(955)
Currency forwards and swaps		—	(366)
Interest rate swaps		—	(68)
Contingent consideration	Level 3	(944)	(907)
Liabilities under option agreements	Level 3	(55)	(73)

Net realized gains and losses of Level 3 assets and liabilities resulting from fair value measurements were included in the consolidated statements of profit or loss in the following amounts:

	For the years ended December 31,
	2020	2019	2018

Net realized gains/(losses) of Level 3 assets	846	2,013	—
Net realized gains/(losses) of Level 3 liabilities	(39)	(1,813)	(719)

	807	200	(719)

No unrealized gains or losses of Level 3 liabilities resulting from fair value measurements were recognized during the years ended December 31, 2020, 2019 and 2018.

Financial instruments at amortised cost

The carrying value of the Group’s financial instruments accounted for at amortized cost approximates their fair value due to their short-term nature and market interest rates, except for borrowings, gross of debt issuance cost, as disclosed in the table below:

		December 31, 2020		December 31, 2019
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Notes	Level 1	(200,198)	(191,142)	(180,824)	(174,165)
Unquoted notes	Level 3	(17,012)	(17,012)	(10,012)	(10,012)
Bank and other loans (Note 25)	Level 3	(221,113)	(221,113)	(159,384)	(159,384)
		(438,323)	(429,267)	(350,220)	(343,561)

The carrying value of the Group’s bank and other loans approximates their fair value as of December 31, 2020 and 2019.

While management has used available market information in estimating the fair value of its financial instruments, the market information may not be fully reflective of the value that could be realized in the current circumstances.

There were no transfers between levels of inputs within the hierarchy during the years ended December 31, 2020, 2019 and 2018.

There were no transfers between the accounting categories of financial instruments during the years ended December 31, 2020 and 2018.

During the year ended December 31, 2019 several of the Group’s swap agreements in the amount of RUB 678 million were transferred from accounting category “financial assets at fair value through other comprehensive income” to category “financial assets at fair value through profit or loss” as a result of termination of hedging relationships due to the early redemption of hedged loans.